Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Charges for write-down of goodwill	$ 13